UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Alternative Asset Allocation Fund
  John Hancock Blue Chip Growth Fund
  John Hancock Real Estate Securities Fund
  John Hancock Small Cap Dynamic Growth Fund
  John Hancock Small Cap Value Fund

John Hancock Small Cap Value Fund
Class A/JSCAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class A/JSCAX)	$67	1.40%
Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278798
439SA-A
2/25
4/25

John Hancock Small Cap Value Fund
Class I/JSCBX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class I/JSCBX)	$53	1.10%
Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278798
439SA-I
2/25
4/25

John Hancock Small Cap Value Fund
Class NAV/JSCNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class NAV/JSCNX)	$48	0.99%
Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278798
439SA-NAV
2/25
4/25

John Hancock Small Cap Value Fund
Class R6/JSCCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class R6/JSCCX)	$48	0.99%
Fund Statistics
Fund net assets	$231,866,450
Total number of portfolio holdings	78
Portfolio turnover rate	45%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vanguard Small-Cap ETF	3.2%
Bank OZK	2.0%
Seacoast Banking Corp. of Florida	2.0%
Air Lease Corp.	2.0%
Hancock Whitney Corp.	1.9%
Synovus Financial Corp.	1.9%
PotlatchDeltic Corp.	1.9%
Enterprise Financial Services Corp.	1.9%
ONE Gas, Inc.	1.8%
First Busey Corp.	1.8%

Sector Composition
Financials	29.3%
Industrials	18.6%
Real estate	11.5%
Consumer discretionary	10.6%
Information technology	7.9%
Materials	6.1%
Energy	5.3%
Utilities	4.9%
Health care	3.5%
Consumer staples	2.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278798
439SA-R6
2/25
4/25

John Hancock Small Cap Dynamic Growth Fund
Class A/JSJAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$61	1.28%
Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278792
470SA-A
2/25
4/25

John Hancock Small Cap Dynamic Growth Fund
Class C/JSJCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$96	2.03%
Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278792
470SA-C
2/25
4/25

John Hancock Small Cap Dynamic Growth Fund
Class I/JSJIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$49	1.03%
Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278792
470SA-I
2/25
4/25

John Hancock Small Cap Dynamic Growth Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$44	0.92%
Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278792
470SA-NAV
2/25
4/25

John Hancock Small Cap Dynamic Growth Fund
Class R6/JSJFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$44	0.92%
Fund Statistics
Fund net assets	$239,817,629
Total number of portfolio holdings	60
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Stifel Financial Corp.	3.4%
ExlService Holdings, Inc.	3.3%
iShares Russell 2000 Growth ETF	3.3%
Clearwater Analytics Holdings, Inc., Class A	3.1%
Merit Medical Systems, Inc.	3.1%
First Financial Bankshares, Inc.	3.1%
RBC Bearings, Inc.	3.0%
Moelis & Company, Class A	3.0%
The Ensign Group, Inc.	2.8%
Casella Waste Systems, Inc., Class A	2.8%

Sector Composition
Industrials	25.8%
Information technology	22.2%
Health care	19.9%
Financials	16.9%
Consumer staples	3.9%
Consumer discretionary	3.8%
Energy	2.7%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278792

470SA-R6
2/25
4/25

John Hancock Real Estate Securities Fund
Class 1/JIREX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$42	0.84%
Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278787
488SA-1
2/25
4/25

John Hancock Real Estate Securities Fund
Class A/JYEBX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$58	1.16%
Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278787
488SA-A
2/25
4/25

John Hancock Real Estate Securities Fund
Class C/JABFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$95	1.91%
Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278787
488SA-C
2/25
4/25

John Hancock Real Estate Securities Fund
Class I/JABGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$45	0.91%
Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278787

488SA-I
2/25
4/25

John Hancock Real Estate Securities Fund
Class R6/JABIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$40	0.80%
Fund Statistics
Fund net assets	$243,461,848
Total number of portfolio holdings	35
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.2%
Equinix, Inc.	9.6%
Welltower, Inc.	9.4%
AvalonBay Communities, Inc.	6.6%
Essex Property Trust, Inc.	5.9%
Simon Property Group, Inc.	5.4%
Public Storage	4.8%
EastGroup Properties, Inc.	3.5%
Essential Properties Realty Trust, Inc.	3.1%
Independence Realty Trust, Inc.	2.6%

Industry Composition
Specialized REITs	20.8%
Retail REITs	18.9%
Residential REITs	16.9%
Health care REITs	15.4%
Industrial REITs	13.7%
Office REITs	4.2%
Diversified REITs	4.1%
Hotels, restaurants and leisure	3.3%
Health care providers and services	1.5%
Hotel and resort REITs	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278787

488SA-R6
2/25
4/25

John Hancock Blue Chip Growth Fund
Class 1/JIBCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$40	0.78%
Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278635

457SA-1
2/25
4/25

John Hancock Blue Chip Growth Fund
Class A/JBGAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$59	1.14%
Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278635

457SA-A
2/25
4/25

John Hancock Blue Chip Growth Fund
Class C/JBGCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$95	1.85%
Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278635
457SA-C
2/25
4/25

John Hancock Blue Chip Growth Fund
Class NAV/JHBCDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$38	0.73%
Fund Statistics
Fund net assets	$4,623,933,215
Total number of portfolio holdings	79
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	11.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	5.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.6%
Visa, Inc., Class A	3.3%
Mastercard, Inc., Class A	2.6%
Tesla, Inc.	2.4%

Sector Composition
Information technology	41.7%
Consumer discretionary	16.7%
Communication services	15.8%
Financials	11.7%
Health care	8.8%
Industrials	1.9%
Consumer staples	0.9%
Utilities	0.8%
Materials	0.8%
Energy	0.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278635

457SA-NAV
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class A/JAAAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$39	0.77%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586

345SA-A
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class C/JAACX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$74	1.47%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586

345SA-C
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class I/JAAIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$24	0.47%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586

345SA-I
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class R2/JAAPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$43	0.86%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586
345SA-R2
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class R4/JAASX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$31	0.61%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586
345SA-R4
2/25
4/25

John Hancock Alternative Asset Allocation Fund
Class R6/JAARX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$18	0.36%
Fund Statistics
Fund net assets	$905,661,736
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.9%
Absolute return strategies	27.8%
Alternative investment approaches	17.1%
Alternative markets	5.0%
Unaffiliated investment companies	46.4%
Absolute return strategies	32.0%
Alternative investment approaches	12.7%
Alternative markets	1.7%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278586
345SA-R6
2/25
4/25
|
John Hancock Small Cap Value Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Alternative Asset Allocation Fund

  John Hancock Blue Chip Growth Fund

  John Hancock Real Estate Securities Fund

  John Hancock Small Cap Dynamic Growth Fund

  John Hancock Small Cap Value Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Alternative Asset Allocation Fund
Alternative
February 28, 2025

John Hancock
Alternative Asset Allocation Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Affiliated investment companies (A) 49.9%		$451,718,921
(Cost $419,592,595)
Absolute return strategies 27.8%		251,396,782
Diversified Macro, Class NAV, JHIT (Graham)	7,507,266	70,042,796
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	9,883,516	106,741,973
The Arbitrage Fund, Class I (B)	5,426,328	74,612,013
Alternative investment approaches 17.1%		155,164,122
Seaport Long/Short, Class NAV, JHIT (Wellington)	7,740,414	92,033,522
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (C)	6,262,956	63,130,600
Alternative markets 5.0%		45,158,017
Infrastructure, Class NAV, JHIT (Wellington)	2,381,684	36,344,498

Invesco DB Precious Metals Fund (B)	134,949	8,813,519
Unaffiliated investment companies 46.4%		$420,783,916
(Cost $387,858,740)
Absolute return strategies 32.0%		290,364,586
BlackRock Tactical Opportunities Fund (D)	4,193,463	63,195,480
Calamos Market Neutral Income Fund	6,265,253	94,730,621
Victory Market Neutral Income Fund	10,023,427	85,299,364
Virtus AlphaSimplex Managed Futures Strategy Fund	5,526,274	47,139,121
Alternative investment approaches 12.7%		114,790,936
JPMorgan Hedged Equity Fund	3,424,551	114,790,936
Alternative markets 1.7%		15,628,394
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,169,790	15,628,394

	Yield (%)	Shares	Value
Short-term investments 3.0%			$27,067,666
(Cost $27,043,314)
Short-term funds 3.0%			27,067,666
John Hancock Collateral Trust (E)	4.3522(F)	2,705,765	27,067,666

Total investments (Cost $834,494,649) 99.3%	$899,570,503
Other assets and liabilities, net 0.7%	6,091,233
Total net assets 100.0%	$905,661,736

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	2

(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Non-income producing.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $852,294,128. Net unrealized appreciation aggregated to $47,276,375, of which $55,149,506 related to gross unrealized appreciation and $7,873,131 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
3	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $387,858,740)	$420,783,916
Affiliated investments, at value (Cost $446,635,909)	478,786,587
Total investments, at value (Cost $834,494,649)	899,570,503
Dividends and interest receivable	291,731
Receivable for fund shares sold	7,282,017
Receivable for investments sold	826
Receivable from affiliates	876
Other assets	120,064
Total assets	907,266,017
Liabilities
Due to custodian	91,256
Payable for investments purchased	786,145
Payable for fund shares repurchased	558,398
Payable to affiliates
Accounting and legal services fees	30,657
Transfer agent fees	72,163
Distribution and service fees	116
Trustees’ fees	311
Other liabilities and accrued expenses	65,235
Total liabilities	1,604,281
Net assets	$905,661,736
Net assets consist of
Paid-in capital	$874,415,675
Total distributable earnings (loss)	31,246,061
Net assets	$905,661,736

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($55,751,212 ÷ 3,443,338 shares)[1]	$16.19
Class C ($4,331,929 ÷ 266,634 shares)[1]	$16.25
Class I ($812,624,184 ÷ 50,162,049 shares)	$16.20
Class R2 ($555,481 ÷ 34,344 shares)	$16.17
Class R4 ($127,092 ÷ 7,835 shares)	$16.22
Class R6 ($32,271,838 ÷ 1,991,202 shares)	$16.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.04

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	4

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends from affiliated investments	$5,325,111
Dividends	4,328,193
Securities lending	227
Total investment income	9,653,531
Expenses
Investment management fees	1,890,836
Distribution and service fees	109,553
Accounting and legal services fees	82,189
Transfer agent fees	442,230
Trustees’ fees	10,116
Custodian fees	18,977
State registration fees	80,170
Printing and postage	31,679
Professional fees	43,486
Other	18,387
Total expenses	2,727,623
Less expense reductions	(730,334)
Net expenses	1,997,289
Net investment income	7,656,242
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,303,838
Affiliated investments	5,742,613
Capital gain distributions received from affiliated investments	5,966,988
14,013,439
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,964,883
Affiliated investments	(2,993,879)
971,004
Net realized and unrealized gain	14,984,443
Increase in net assets from operations	$22,640,685
5	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,656,242	$12,689,425
Net realized gain (loss)	14,013,439	(49,079)
Change in net unrealized appreciation (depreciation)	971,004	45,539,987
Increase in net assets resulting from operations	22,640,685	58,180,333
Distributions to shareholders
From earnings
Class A	(647,450)	(1,002,053)
Class C	(21,223)	(67,664)
Class I	(10,509,352)	(12,983,785)
Class R2	(6,575)	(19,758)
Class R4	(1,590)	(2,363)
Class R6	(495,057)	(626,428)
Total distributions	(11,681,247)	(14,702,051)
From fund share transactions	107,172,369	(14,121,761)
Total increase	118,131,807	29,356,521
Net assets
Beginning of period	787,529,929	758,173,408
End of period	$905,661,736	$787,529,929
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	6

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.96	$15.10	$14.98	$15.70	$14.57	$14.66
Net investment income[2,3]	0.13	0.21	0.40	0.23	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.29	0.91	0.16	(0.69)	1.17	0.31
Total from investment operations	0.42	1.12	0.56	(0.46)	1.24	0.40
Less distributions
From net investment income	(0.19)	(0.20)	(0.34)	(0.24)	(0.03)	(0.27)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.19)	(0.26)	(0.44)	(0.26)	(0.11)	(0.49)
Net asset value, end of period	$16.19	$15.96	$15.10	$14.98	$15.70	$14.57
Total return (%)[4,5]	2.62[6]	7.51	3.86	(2.95)	8.55	2.74
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$57	$60	$73	$68	$62
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.94[8]	0.95	0.95	0.90	0.88	0.88
Expenses including reductions[7]	0.77[8]	0.76	0.76	0.72	0.66	0.66
Net investment income[3]	1.03[8]	1.39	2.69	1.47	0.47	0.63
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
7	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.96	$15.10	$14.98	$15.70	$14.58	$14.67
Net investment income (loss)[2,3]	0.07	0.12	0.29	0.13	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.30	0.89	0.16	(0.69)	1.16	0.31
Total from investment operations	0.37	1.01	0.45	(0.56)	1.13	0.30
Less distributions
From net investment income	(0.08)	(0.09)	(0.23)	(0.14)	—	(0.17)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.01)	(0.22)
Total distributions	(0.08)	(0.15)	(0.33)	(0.16)	(0.01)	(0.39)
Net asset value, end of period	$16.25	$15.96	$15.10	$14.98	$15.70	$14.58
Total return (%)[4,5]	2.30[6]	6.77	3.11	(3.62)	7.77	2.04
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$7	$11	$17	$31
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.64[8]	1.65	1.65	1.60	1.58	1.58
Expenses including reductions[7]	1.47[8]	1.46	1.46	1.41	1.36	1.36
Net investment income (loss)[3]	0.32[8]	0.76	1.93	0.86	(0.21)	(0.06)
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	8

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.99	$15.13	$15.01	$15.73	$14.59	$14.68
Net investment income[2,3]	0.15	0.26	0.43	0.26	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.29	0.90	0.17	(0.67)	1.17	0.30
Total from investment operations	0.44	1.16	0.60	(0.41)	1.29	0.44
Less distributions
From net investment income	(0.23)	(0.24)	(0.38)	(0.29)	(0.07)	(0.31)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.23)	(0.30)	(0.48)	(0.31)	(0.15)	(0.53)
Net asset value, end of period	$16.20	$15.99	$15.13	$15.01	$15.73	$14.59
Total return (%)[4]	2.80[5]	7.81	4.17	(2.66)	8.92	3.04
Ratios and supplemental data
Net assets, end of period (in millions)	$813	$694	$660	$529	$374	$347
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.64[7]	0.65	0.65	0.60	0.58	0.58
Expenses including reductions[6]	0.47[7]	0.46	0.46	0.42	0.36	0.36
Net investment income[3]	1.33[7]	1.66	2.90	1.67	0.76	0.95
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
9	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$15.94	$15.08	$14.95	$15.67	$14.55	$14.64
Net investment income[2,3]	0.12	0.17	0.25	0.22	0.06	0.08
Net realized and unrealized gain (loss) on investments	0.28	0.94	0.30	(0.69)	1.16	0.31
Total from investment operations	0.40	1.11	0.55	(0.47)	1.22	0.39
Less distributions
From net investment income	(0.17)	(0.19)	(0.32)	(0.23)	(0.02)	(0.26)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.17)	(0.25)	(0.42)	(0.25)	(0.10)	(0.48)
Net asset value, end of period	$16.17	$15.94	$15.08	$14.95	$15.67	$14.55
Total return (%)[4]	2.54[5]	7.43	3.82	(3.04)	8.41	2.65
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$3	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.04[7]	1.04	1.04	0.99	0.95	0.96
Expenses including reductions[6]	0.86[7]	0.85	0.85	0.81	0.74	0.75
Net investment income[3]	0.99[7]	1.13	1.67	1.45	0.38	0.54
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	10

CLASS R4 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$16.00	$15.14	$15.01	$15.73	$14.60	$14.69
Net investment income[2,3]	0.14	0.24	0.41	0.21	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.29	0.90	0.18	(0.64)	1.16	0.35
Total from investment operations	0.43	1.14	0.59	(0.43)	1.26	0.42
Less distributions
From net investment income	(0.21)	(0.22)	(0.36)	(0.27)	(0.05)	(0.29)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.21)	(0.28)	(0.46)	(0.29)	(0.13)	(0.51)
Net asset value, end of period	$16.22	$16.00	$15.14	$15.01	$15.73	$14.60
Total return (%)[4]	2.72[5]	7.66	4.06	(2.78)	8.70	2.91
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.89[8]	0.88	0.89	0.84	0.83	0.81
Expenses including reductions[7]	0.61[8]	0.60	0.60	0.56	0.51	0.50
Net investment income[3]	1.23[8]	1.53	2.75	1.41	0.68	0.45
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
11	JOHN HANCOCK Alternative Asset Allocation Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$16.01	$15.14	$15.02	$15.74	$14.60	$14.69
Net investment income[2,3]	0.16	0.28	0.45	0.27	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.29	0.91	0.17	(0.66)	1.18	0.32
Total from investment operations	0.45	1.19	0.62	(0.39)	1.31	0.46
Less distributions
From net investment income	(0.25)	(0.26)	(0.40)	(0.31)	(0.09)	(0.33)
From net realized gain	—	(0.06)	(0.10)	(0.02)	(0.08)	(0.22)
Total distributions	(0.25)	(0.32)	(0.50)	(0.33)	(0.17)	(0.55)
Net asset value, end of period	$16.21	$16.01	$15.14	$15.02	$15.74	$14.60
Total return (%)[4]	2.84[5]	7.98	4.25	(2.55)	9.02	3.15
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$30	$28	$27	$21	$22
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.54[7]	0.53	0.54	0.49	0.48	0.46
Expenses including reductions[6]	0.36[7]	0.35	0.35	0.31	0.26	0.25
Net investment income[3]	1.47[7]	1.82	2.99	1.74	0.88	1.01
Portfolio turnover (%)	14	24	30	13	25	37

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Alternative Asset Allocation Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
13	JOHN HANCOCK Alternative Asset Allocation Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
| JOHN HANCOCK Alternative Asset Allocation Fund	14

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2025, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $2,205.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $11,724,443 and a long-term capital loss carryforward of $17,914,782 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
15	JOHN HANCOCK Alternative Asset Allocation Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund pays the Advisor a management fee for its services to the fund. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of average net assets	Excess over $5.0 billion of average net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Alternative Asset Allocation Fund	16

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has also contractually agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$50,342
Class C	4,107
Class I	647,262
Class R2	531
Class	Expense reduction
Class R4	$120
Class R6	27,904
Total	$730,266

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.28% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $68 for Class R4 shares for the six months ended February 28, 2025.
17	JOHN HANCOCK Alternative Asset Allocation Fund |

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,729 for the six months ended February 28, 2025. Of this amount, $3,480 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $15,249 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $70 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$84,751	$31,770
Class C	23,074	2,595
Class I	—	407,233
Class R2	1,490	12
Class R4	238	2
Class R6	—	618
Total	$109,553	$442,230
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Alternative Asset Allocation Fund	18

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	211,771	$3,412,427	333,162	$5,125,090
Distributions reinvested	40,081	637,290	64,465	974,069
Repurchased	(405,215)	(6,531,165)	(794,761)	(12,251,282)
Net decrease	(153,363)	$(2,481,448)	(397,134)	$(6,152,123)
Class C shares
Sold	18,429	$296,988	45,471	$694,359
Distributions reinvested	1,328	21,223	4,454	67,664
Repurchased	(58,884)	(947,957)	(218,774)	(3,373,127)
Net decrease	(39,127)	$(629,746)	(168,849)	$(2,611,104)
Class I shares
Sold	12,440,290	$200,401,631	15,651,128	$240,342,215
Distributions reinvested	649,635	10,329,200	842,170	12,725,186
Repurchased	(6,348,121)	(102,248,970)	(16,701,032)	(256,809,781)
Net increase (decrease)	6,741,804	$108,481,861	(207,734)	$(3,742,380)
Class R2 shares
Sold	1,351	$21,686	10,985	$166,071
Distributions reinvested	329	5,235	1,184	17,871
Repurchased	(6,381)	(101,803)	(172,164)	(2,618,924)
Net decrease	(4,701)	$(74,882)	(159,995)	$(2,434,982)
Class R4 shares
Sold	484	$7,828	1,423	$21,844
Distributions reinvested	100	1,590	156	2,363
Repurchased	(1,549)	(24,971)	(379)	(5,945)
Net increase (decrease)	(965)	$(15,553)	1,200	$18,262
Class R6 shares
Sold	398,804	$6,434,313	849,078	$13,031,192
Distributions reinvested	27,754	441,560	40,465	611,832
Repurchased	(308,827)	(4,983,736)	(833,281)	(12,842,458)
Net increase	117,731	$1,892,137	56,262	$800,566
Total net increase (decrease)	6,661,379	$107,172,369	(876,250)	$(14,121,761)
Affiliates of the fund owned 3% of shares of Class R6 on February 28, 2025.
19	JOHN HANCOCK Alternative Asset Allocation Fund |

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $223,198,273 and $115,446,433, respectively, for the six months ended February 28, 2025.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2025, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Funds	Underlying fund’s net assets
John Hancock Funds II Multi-Asset Absolute Return Fund	35.7%
John Hancock Investment Trust Seaport Long/Short Fund	33.6%
John Hancock Investment Trust Infrastructure Fund	7.1%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	7,507,266	$56,544,348	$14,479,919	$(3,398,453)	$(498,350)	$2,915,332	$353,790	—	$70,042,796
Infrastructure	2,381,684	36,116,636	5,810,295	(6,075,540)	1,212,656	(719,549)	338,646	—	36,344,498
John Hancock Collateral Trust*	2,705,765	40,255,662	55,383,278	(68,585,564)	9,976	4,314	665,648	—	27,067,666
Multi-Asset Absolute Return	9,883,516	103,634,688	19,364,515	(18,163,803)	1,044,744	861,829	1,889,313	—	106,741,973
Seaport Long/Short	7,740,414	85,495,476	20,719,460	(9,449,146)	279,990	(5,012,258)	117,941	$5,638,553	92,033,522
Strategic Income Opportunities	6,262,956	61,098,934	10,370,820	(8,245,672)	(390,075)	296,593	1,054,928	—	63,130,600
					$1,658,941	$(1,653,739)	$4,420,266	$5,638,553	$395,361,055

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended February 28, 2025, is set forth below:
| JOHN HANCOCK Alternative Asset Allocation Fund	20

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Precious Metals Fund	134,949	$13,759,250	$2,334,675	$(8,582,356)	$2,388,529	$(1,086,579)	$411,305	—	$8,813,519
NYLI Merger Arbitrage ETF*	—	31,221,049	236,381	(31,606,939)	1,452,906	(1,303,397)	—	—	—
The Arbitrage Fund, Class I	5,426,328	70,805,855	10,502,694	(7,988,609)	242,237	1,049,836	493,767	$328,435	74,612,013
					$4,083,672	$(1,340,140)	$905,072	$328,435	$83,425,532

*	The security was an affiliate at the beginning of the period and was sold prior to the end of the period.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Alternative Asset Allocation Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278586	345SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Blue Chip Growth Fund
U.S. equity
February 28, 2025

John Hancock
Blue Chip Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK BLUE CHIP GROWTH FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 97.0%		$4,483,626,320
(Cost $1,181,256,202)
Communication services 15.8%		730,140,516
Entertainment 2.7%
Netflix, Inc. (A)	109,496	107,367,398
Sea, Ltd., ADR (A)	148,928	18,954,067
Interactive media and services 11.8%
Alphabet, Inc., Class A	330,921	56,349,228
Alphabet, Inc., Class C	1,543,348	265,795,393
Meta Platforms, Inc., Class A	335,096	223,911,147
Wireless telecommunication services 1.3%
T-Mobile US, Inc.	214,184	57,763,283
Consumer discretionary 16.5%		763,702,900
Automobiles 2.4%
Tesla, Inc. (A)	377,508	110,602,294
Broadline retail 8.6%
Amazon.com, Inc. (A)	1,868,243	396,590,624
Hotels, restaurants and leisure 2.2%
Booking Holdings, Inc.	8,919	44,737,793
Chipotle Mexican Grill, Inc. (A)	705,284	38,064,177
DoorDash, Inc., Class A (A)	107,468	21,325,950
Specialty retail 3.1%
Carvana Company (A)	437,575	101,998,733
Ross Stores, Inc.	143,602	20,150,233
The TJX Companies, Inc.	164,669	20,544,104
Textiles, apparel and luxury goods 0.2%
Lululemon Athletica, Inc. (A)	23,800	8,701,518
NIKE, Inc., Class B	12,432	987,474
Consumer staples 0.9%		38,648,461
Food products 0.2%
Mondelez International, Inc., Class A	127,804	8,208,851
Household products 0.7%
Colgate-Palmolive Company	179,538	16,368,479
The Procter & Gamble Company	80,943	14,071,131
Energy 0.2%		10,301,018
Energy equipment and services 0.2%
Schlumberger, Ltd.	247,264	10,301,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	2

	Shares	Value
Financials 9.6%		$444,217,367
Capital markets 1.7%
Morgan Stanley	173,722	23,124,135
MSCI, Inc.	1,723	1,017,449
S&P Global, Inc.	33,239	17,740,984
The Charles Schwab Corp.	198,465	15,783,921
The Goldman Sachs Group, Inc.	36,067	22,444,133
Financial services 6.4%
Adyen NV (A)(B)	5,690	10,386,543
Fiserv, Inc. (A)	56,143	13,232,344
Mastercard, Inc., Class A	210,031	121,042,966
Visa, Inc., Class A	418,448	151,775,274
Insurance 1.5%
Chubb, Ltd.	161,847	46,204,082
Marsh & McLennan Companies, Inc.	90,252	21,465,536
Health care 8.8%		406,119,597
Health care equipment and supplies 2.4%
Intuitive Surgical, Inc. (A)	144,767	82,973,206
Stryker Corp.	67,093	25,910,646
Health care providers and services 1.6%
Elevance Health, Inc.	30,288	12,020,701
UnitedHealth Group, Inc.	125,944	59,818,362
Life sciences tools and services 1.2%
Danaher Corp.	135,302	28,110,344
Thermo Fisher Scientific, Inc.	56,376	29,820,649
Pharmaceuticals 3.6%
AstraZeneca PLC, ADR	12,136	924,885
Eli Lilly & Company	180,084	165,790,733
Zoetis, Inc.	4,485	750,071
Industrials 1.9%		88,151,760
Aerospace and defense 1.1%
General Electric Company	180,782	37,418,258
TransDigm Group, Inc.	9,514	13,007,541
Commercial services and supplies 0.3%
Cintas Corp.	50,432	10,464,640
Veralto Corp.	25,639	2,557,747
Electrical equipment 0.3%
GE Vernova, Inc.	38,008	12,739,521
Ground transportation 0.2%
Old Dominion Freight Line, Inc.	67,785	11,964,053
3	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 41.7%		$1,928,761,742
Electronic equipment, instruments and components 0.4%
TE Connectivity PLC	116,459	17,938,180
IT services 0.8%
MongoDB, Inc. (A)	4,323	1,156,100
Shopify, Inc., Class A (A)	328,461	36,787,632
Semiconductors and semiconductor equipment 15.4%
Advanced Micro Devices, Inc. (A)	9,074	906,130
ASML Holding NV, NYRS	53,407	37,869,836
Broadcom, Inc.	458,449	91,428,484
Lam Research Corp.	8,108	622,208
Monolithic Power Systems, Inc.	31,452	19,217,487
NVIDIA Corp.	4,270,121	533,423,511
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	110,629	19,971,853
Texas Instruments, Inc.	36,039	7,063,284
Software 15.8%
Atlassian Corp., Class A (A)	3,636	1,033,569
BILL Holdings, Inc. (A)	85,726	4,732,075
Confluent, Inc., Class A (A)	129,544	4,111,727
Crowdstrike Holdings, Inc., Class A (A)	35,141	13,693,042
Datadog, Inc., Class A (A)	54,309	6,329,714
Fortinet, Inc. (A)	9,028	975,114
Intuit, Inc.	46,027	28,253,214
Microsoft Corp.	1,302,936	517,252,563
Palantir Technologies, Inc., Class A (A)	9,000	764,280
Roper Technologies, Inc.	45,161	26,396,605
ServiceNow, Inc. (A)	101,083	93,982,930
Synopsys, Inc. (A)	76,228	34,857,540
Technology hardware, storage and peripherals 9.3%
Apple, Inc.	1,778,013	429,994,664
Materials 0.8%		36,508,563
Chemicals 0.8%
Linde PLC	39,457	18,428,392
The Sherwin-Williams Company	49,908	18,080,171
Utilities 0.8%		37,074,396
Electric utilities 0.8%

Constellation Energy Corp.	147,975	37,074,396
Exchange-traded funds 2.1%		$98,650,000
(Cost $99,546,675)
iShares Russell 1000 Growth ETF	250,000	98,650,000

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BLUE CHIP GROWTH FUND	4

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$9,497,030
(Cost $9,601,335)
Consumer discretionary 0.2%				9,497,030
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (B)	9.000	12-01-28	1,738,054	1,800,316
Carvana Company (11.000% Cash or 13.000% PIK) (B)	11.000	06-01-30	3,061,586	3,250,042
Carvana Company (9.000% Cash or 14.000% PIK) (B)	14.000	06-01-31	3,911,955	4,446,672

	Yield (%)	Shares	Value
Short-term investments 2.1%			$95,137,311
(Cost $95,137,311)
Short-term funds 2.1%			95,137,311
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(C)	502,823	502,823
T. Rowe Price Government Reserve Fund	4.3950(C)	94,634,488	94,634,488

Total investments (Cost $1,385,541,523) 101.4%	$4,686,910,661
Other assets and liabilities, net (1.4%)	(62,977,446)
Total net assets 100.0%	$4,623,933,215

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $1,411,856,967. Net unrealized appreciation aggregated to $3,275,053,694, of which $3,301,163,816 related to gross unrealized appreciation and $26,110,122 related to gross unrealized depreciation.
5	JOHN HANCOCK BLUE CHIP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,385,541,523)	$4,686,910,661
Dividends and interest receivable	2,246,967
Receivable for fund shares sold	868,473
Receivable for securities lending income	1,815
Receivable from affiliates	1,621
Other assets	174,129
Total assets	4,690,203,666
Liabilities
Due to custodian	104,675
Payable for investments purchased	62,613,157
Payable for fund shares repurchased	3,097,538
Payable to affiliates
Accounting and legal services fees	163,211
Transfer agent fees	109,993
Trustees’ fees	1,672
Other liabilities and accrued expenses	180,205
Total liabilities	66,270,451
Net assets	$4,623,933,215
Net assets consist of
Paid-in capital	$1,218,699,550
Total distributable earnings (loss)	3,405,233,665
Net assets	$4,623,933,215

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,212,063,003 ÷ 21,176,689 shares)[1]	$57.24
Class C ($46,616,419 ÷ 909,338 shares)[1]	$51.26
Class 1 ($1,908,466,470 ÷ 31,818,173 shares)	$59.98
Class NAV ($1,456,787,323 ÷ 24,135,063 shares)	$60.36
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$60.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	6

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$11,622,503
Interest	514,115
Securities lending	10,547
Less foreign taxes withheld	(52,948)
Total investment income	12,094,217
Expenses
Investment management fees	16,249,445
Distribution and service fees	2,537,471
Accounting and legal services fees	447,517
Transfer agent fees	706,641
Trustees’ fees	55,805
Custodian fees	234,756
State registration fees	35,674
Printing and postage	26,254
Professional fees	102,551
Other	57,306
Total expenses	20,453,420
Less expense reductions	(930,955)
Net expenses	19,522,465
Net investment loss	(7,428,248)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	175,406,688
Affiliated investments	(2,559)
175,404,129
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	157,390,320
157,390,320
Net realized and unrealized gain	332,794,449
Increase in net assets from operations	$325,366,201
7	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(7,428,248)	$(12,537,002)
Net realized gain	175,404,129	282,785,862
Change in net unrealized appreciation (depreciation)	157,390,320	904,086,431
Increase in net assets resulting from operations	325,366,201	1,174,335,291
Distributions to shareholders
From earnings
Class A	(83,853,232)	(30,432,962)
Class C	(3,689,857)	(1,632,975)
Class 1	(128,207,627)	(50,725,298)
Class NAV	(79,494,621)	(36,746,555)
Total distributions	(295,245,337)	(119,537,790)
From fund share transactions	300,712,202	(339,767,156)
Total increase	330,833,066	715,030,345
Net assets
Beginning of period	4,293,100,149	3,578,069,804
End of period	$4,623,933,215	$4,293,100,149
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$57.03	$43.82	$38.26	$65.28	$55.94	$40.48
Net investment loss[2]	(0.18)	(0.29)	(0.20)	(0.36)	(0.45)	(0.23)
Net realized and unrealized gain (loss) on investments	4.60	15.04	7.59	(17.44)	12.43	16.33
Total from investment operations	4.42	14.75	7.39	(17.80)	11.98	16.10
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$57.24	$57.03	$43.82	$38.26	$65.28	$55.94
Total return (%)[3,4]	7.56[5]	34.51	21.12	(31.17)	22.34	40.25
Ratios and supplemental data
Net assets, end of period (in millions)	$1,212	$1,152	$880	$782	$1,190	$943
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.19	1.19	1.19	1.19	1.21
Expenses including reductions	1.14[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.60)[6]	(0.58)	(0.53)	(0.73)	(0.79)	(0.52)
Portfolio turnover (%)	13	12	14	20	33	28

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$51.66	$40.10	$35.43	$61.56	$53.27	$38.86
Net investment loss[2]	(0.35)	(0.58)	(0.42)	(0.67)	(0.81)	(0.53)
Net realized and unrealized gain (loss) on investments	4.16	13.68	6.92	(16.24)	11.74	15.58
Total from investment operations	3.81	13.10	6.50	(16.91)	10.93	15.05
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$51.26	$51.66	$40.10	$35.43	$61.56	$53.27
Total return (%)[3,4]	7.15[5]	33.58	20.26	(31.67)	21.46	39.22
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$48	$46	$56	$103	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.89	1.89	1.89	1.89	1.91
Expenses including reductions	1.85[6]	1.86	1.86	1.85	1.85	1.88
Net investment loss	(1.30)[6]	(1.30)	(1.25)	(1.45)	(1.50)	(1.26)
Portfolio turnover (%)	13	12	14	20	33	28

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	10

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$59.48	$45.49	$39.50	$66.87	$57.05	$41.13
Net investment loss[2]	(0.07)	(0.12)	(0.07)	(0.20)	(0.25)	(0.08)
Net realized and unrealized gain (loss) on investments	4.78	15.65	7.89	(17.95)	12.71	16.64
Total from investment operations	4.71	15.53	7.82	(18.15)	12.46	16.56
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$59.98	$59.48	$45.49	$39.50	$66.87	$57.05
Total return (%)[3]	7.74[4]	34.97	21.56	(30.93)	22.76	40.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,908	$1,851	$1,563	$1,556	$2,621	$2,345
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]	0.82	0.83	0.83	0.82	0.84
Expenses including reductions	0.78[5]	0.79	0.80	0.79	0.79	0.80
Net investment loss	(0.24)[5]	(0.23)	(0.18)	(0.39)	(0.43)	(0.18)
Portfolio turnover (%)	13	12	14	20	33	28

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Blue Chip Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$59.82	$45.72	$39.67	$67.08	$57.20	$41.22
Net investment loss[2]	(0.06)	(0.09)	(0.05)	(0.17)	(0.22)	(0.06)
Net realized and unrealized gain (loss) on investments	4.81	15.73	7.93	(18.02)	12.74	16.68
Total from investment operations	4.75	15.64	7.88	(18.19)	12.52	16.62
Less distributions
From net realized gain	(4.21)	(1.54)	(1.83)	(9.22)	(2.64)	(0.64)
Net asset value, end of period	$60.36	$59.82	$45.72	$39.67	$67.08	$57.20
Total return (%)[3]	7.76[4]	35.07	21.63	(30.91)	22.81	40.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,457	$1,243	$1,088	$1,177	$1,689	$1,732
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.77	0.78	0.78	0.77	0.79
Expenses including reductions	0.73[5]	0.74	0.75	0.74	0.74	0.75
Net investment loss	(0.19)[5]	(0.18)	(0.13)	(0.33)	(0.38)	(0.14)
Portfolio turnover (%)	13	12	14	20	33	28

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Blue Chip Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
13	JOHN HANCOCK Blue Chip Growth Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$730,140,516	$730,140,516	—	—
Consumer discretionary	763,702,900	763,702,900	—	—
Consumer staples	38,648,461	38,648,461	—	—
Energy	10,301,018	10,301,018	—	—
Financials	444,217,367	433,830,824	$10,386,543	—
Health care	406,119,597	406,119,597	—	—
Industrials	88,151,760	88,151,760	—	—
Information technology	1,928,761,742	1,928,761,742	—	—
Materials	36,508,563	36,508,563	—	—
Utilities	37,074,396	37,074,396	—	—
Exchange-traded funds	98,650,000	98,650,000	—	—
Corporate bonds	9,497,030	—	9,497,030	—
Short-term investments	95,137,311	95,137,311	—	—
Total investments in securities	$4,686,910,661	$4,667,027,088	$19,883,573	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
| JOHN HANCOCK Blue Chip Growth Fund	14

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may
15	JOHN HANCOCK Blue Chip Growth Fund |

have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $11,933.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and net operating losses.
| JOHN HANCOCK Blue Chip Growth Fund	16

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.780% of the first $500 million of the fund’s aggregate net assets; b) 0.775% of the next $500 million of the fund’s aggregate net assets; c) 0.740% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregated net assets exceed $500 million on any day, the annual rate of Advisory fee is 0.775% on the first $500 million of aggregate net assets. When aggregated net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of aggregate net assets. When aggregated net assets exceed $2 billion on any day, the annual rate of advisory fee is 0.740% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series I Asia. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense waiver may be terminated at any time.
17	JOHN HANCOCK Blue Chip Growth Fund |

For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$272,747
Class C	9,850
Class 1	391,296
Class	Expense reduction
Class NAV	$257,062
Total	$930,955

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $374,960 for the six months ended February 28, 2025. Of this amount, $63,095 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $311,865 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $1,302 and $613 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Blue Chip Growth Fund	18

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,812,801	$679,337
Class C	242,823	27,304
Class 1	481,847	—
Total	$2,537,471	$706,641
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$16,000,000	1	4.805%	$2,136
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,370,570	$81,852,486	3,394,642	$170,366,061
Distributions reinvested	1,428,339	83,786,349	664,192	30,400,084
Repurchased	(1,813,286)	(107,983,842)	(3,955,912)	(196,585,500)
Net increase	985,623	$57,654,993	102,922	$4,180,645
Class C shares
Sold	23,506	$1,259,878	70,492	$3,151,999
Distributions reinvested	70,136	3,689,854	39,192	1,632,755
Repurchased	(119,962)	(6,433,220)	(318,538)	(14,277,817)
Net decrease	(26,320)	$(1,483,488)	(208,854)	$(9,493,063)
19	JOHN HANCOCK Blue Chip Growth Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	384,428	$24,138,723	793,868	$41,591,871
Distributions reinvested	2,087,052	128,207,627	1,065,210	50,725,298
Repurchased	(1,763,961)	(108,342,938)	(5,120,625)	(258,784,920)
Net increase (decrease)	707,519	$44,003,412	(3,261,547)	$(166,467,751)
Class NAV shares
Sold	4,117,789	$253,391,669	1,655,085	$92,399,549
Distributions reinvested	1,286,113	79,494,621	767,632	36,746,555
Repurchased	(2,043,275)	(132,349,005)	(5,455,648)	(297,133,091)
Net increase (decrease)	3,360,627	$200,537,285	(3,032,931)	$(167,986,987)
Total net increase (decrease)	5,027,449	$300,712,202	(6,400,410)	$(339,767,156)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $586,558,669 and $598,856,714, respectively, for the six months ended February 28, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 31.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.4%
| JOHN HANCOCK Blue Chip Growth Fund	20

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$62,324,844	$(62,322,285)	$(2,559)	—	$10,547	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Blue Chip Growth Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278635	457SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Real Estate Securities Fund
Alternative
February 28, 2025

John Hancock
Real Estate Securities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
1	JOHN HANCOCK REAL ESTATE SECURITIES FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 99.8%		$242,832,384
(Cost $176,412,362)
Consumer discretionary 3.3%		8,014,513
Hotels, restaurants and leisure 3.3%
Hyatt Hotels Corp., Class A (A)	17,729	2,498,903
Marriott International, Inc., Class A	19,667	5,515,610
Health care 1.5%		3,573,820
Health care providers and services 1.5%
Brookdale Senior Living, Inc. (B)	626,986	3,573,820
Real estate 95.0%		231,244,051
Diversified REITs 4.1%
Empire State Realty Trust, Inc., Class A	273,631	2,536,559
Essential Properties Realty Trust, Inc.	227,588	7,446,679
Health care REITs 15.4%
American Healthcare REIT, Inc.	186,716	5,562,270
CareTrust REIT, Inc.	141,713	3,666,115
Ventas, Inc.	79,428	5,494,829
Welltower, Inc.	148,586	22,809,437
Hotel and resort REITs 1.0%
Ryman Hospitality Properties, Inc.	24,914	2,463,745
Industrial REITs 13.7%
EastGroup Properties, Inc.	45,816	8,377,456
Prologis, Inc.	200,999	24,907,797
Office REITs 4.2%
Cousins Properties, Inc.	99,253	3,010,343
Douglas Emmett, Inc.	74,047	1,281,013
SL Green Realty Corp.	91,660	5,915,736
Residential REITs 16.9%
American Homes 4 Rent, Class A	121,391	4,492,681
AvalonBay Communities, Inc.	70,473	15,939,583
Essex Property Trust, Inc.	45,795	14,268,348
Independence Realty Trust, Inc.	291,258	6,349,424
Retail REITs 18.9%
Acadia Realty Trust	182,921	4,218,158
Agree Realty Corp.	76,780	5,666,364
Brixmor Property Group, Inc.	135,487	3,788,217
Curbline Properties Corp.	147,085	3,622,704
Phillips Edison & Company, Inc.	167,055	6,214,446
Simon Property Group, Inc.	71,140	13,238,443
Tanger, Inc.	174,810	6,197,015
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REAL ESTATE SECURITIES FUND	2

	Shares	Value
Real estate (continued)
Retail REITs (continued)
The Macerich Company	175,260	$3,161,690
Specialized REITs 20.8%
Digital Realty Trust, Inc.	26,603	4,158,581
EPR Properties	80,068	4,249,209
Equinix, Inc.	25,832	23,368,144
Iron Mountain, Inc.	33,775	3,146,817
Lamar Advertising Company, Class A	33,226	4,127,666
Public Storage	38,089	11,564,582

	Yield (%)	Shares	Value
Short-term investments 1.2%			$2,971,171
(Cost $2,971,150)
Short-term funds 1.2%			2,971,171
John Hancock Collateral Trust (C)	4.3522(D)	208,665	2,087,421
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(D)	883,750	883,750

Total investments (Cost $179,383,512) 101.0%	$245,803,555
Other assets and liabilities, net (1.0%)	(2,341,707)
Total net assets 100.0%	$243,461,848

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 2-28-25.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $181,654,203. Net unrealized appreciation aggregated to $64,149,352, of which $65,495,622 related to gross unrealized appreciation and $1,346,270 related to gross unrealized depreciation.
3	JOHN HANCOCK REAL ESTATE SECURITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $177,296,112) including $2,046,093 of securities loaned	$243,716,134
Affiliated investments, at value (Cost $2,087,400)	2,087,421
Total investments, at value (Cost $179,383,512)	245,803,555
Dividends and interest receivable	324,303
Receivable for fund shares sold	25,946
Receivable for investments sold	587,920
Receivable for securities lending income	33
Other assets	43,743
Total assets	246,785,500
Liabilities
Payable for investments purchased	350,896
Payable for fund shares repurchased	833,758
Payable upon return of securities loaned	2,087,400
Payable to affiliates
Accounting and legal services fees	8,571
Transfer agent fees	1,514
Trustees’ fees	101
Other liabilities and accrued expenses	41,412
Total liabilities	3,323,652
Net assets	$243,461,848
Net assets consist of
Paid-in capital	$196,391,897
Total distributable earnings (loss)	47,069,951
Net assets	$243,461,848

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,431,127 ÷ 506,010 shares)[1]	$12.71
Class C ($32,817 ÷ 2,570 shares)[1]	$12.77
Class I ($11,526,294 ÷ 907,389 shares)	$12.70
Class R6 ($10,498,941 ÷ 828,992 shares)	$12.66
Class 1 ($214,972,669 ÷ 16,965,422 shares)	$12.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.38

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	4

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$4,091,318
Securities lending	852
Total investment income	4,092,170
Expenses
Investment management fees	882,559
Distribution and service fees	64,863
Accounting and legal services fees	25,083
Transfer agent fees	11,125
Trustees’ fees	3,059
Custodian fees	19,506
State registration fees	29,125
Printing and postage	8,955
Professional fees	30,998
Other	12,646
Total expenses	1,087,919
Less expense reductions	(10,901)
Net expenses	1,077,018
Net investment income	3,015,152
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,032,330
8,032,330
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(9,146,410)
Affiliated investments	21
(9,146,389)
Net realized and unrealized loss	(1,114,059)
Increase in net assets from operations	$1,901,093
5	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$3,015,152	$4,986,140
Net realized gain	8,032,330	3,081,202
Change in net unrealized appreciation (depreciation)	(9,146,389)	38,635,668
Increase in net assets resulting from operations	1,901,093	46,703,010
Distributions to shareholders
From earnings
Class A	(108,720)	(127,795)
Class C	(301)	(1,117)
Class I	(208,821)	(323,155)
Class R6	(188,462)	(37,721)
Class 1	(4,265,518)	(5,327,110)
Total distributions	(4,771,822)	(5,816,898)
From fund share transactions	(11,942,219)	(28,648,766)
Total increase (decrease)	(14,812,948)	12,237,346
Net assets
Beginning of period	258,274,796	246,037,450
End of period	$243,461,848	$258,274,796
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	6

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.84	$10.85	$12.92	$16.60	$12.59
Net investment income[3]	0.13	0.20	0.21	0.13	0.03
Net realized and unrealized gain (loss) on investments	(0.05)	2.03	(0.90)	(1.93)	4.18
Total from investment operations	0.08	2.23	(0.69)	(1.80)	4.21
Less distributions
From net investment income	(0.21)	(0.24)	(0.14)	(0.08)	(0.20)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.21)	(0.24)	(1.38)	(1.88)	(0.20)
Net asset value, end of period	$12.71	$12.84	$10.85	$12.92	$16.60
Total return (%)[4,5]	0.66[6]	20.80	(4.82)	(12.77)	33.98[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$6	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[7]	1.17	1.17	1.14	1.19[7]
Expenses including reductions	1.16[7]	1.17	1.17	1.13	1.18[7]
Net investment income	2.09[7]	1.77	1.88	0.88	0.31[7]
Portfolio turnover (%)	46	72	105	81	122[8]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
7	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.86	$10.86	$12.91	$16.63	$12.59
Net investment income (loss)[3]	0.08	0.12	0.13	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.05)	2.04	(0.91)	(1.95)	4.18
Total from investment operations	0.03	2.16	(0.78)	(1.92)	4.15
Less distributions
From net investment income	(0.12)	(0.16)	(0.03)	—	(0.11)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.12)	(0.16)	(1.27)	(1.80)	(0.11)
Net asset value, end of period	$12.77	$12.86	$10.86	$12.91	$16.63
Total return (%)[4,5]	0.25[6]	20.03	(5.56)	(13.46)	33.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92[8]	1.93	1.92	1.89	1.94[8]
Expenses including reductions	1.91[8]	1.92	1.92	1.88	1.93[8]
Net investment income (loss)	1.23[8]	1.06	1.14	0.19	(0.28)[8]
Portfolio turnover (%)	46	72	105	81	122[9]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	8

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.85	$10.85	$12.93	$16.60	$12.59
Net investment income[3]	0.15	0.22	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.06)	2.04	(0.89)	(1.92)	4.14
Total from investment operations	0.09	2.26	(0.67)	(1.75)	4.24
Less distributions
From net investment income	(0.24)	(0.26)	(0.17)	(0.12)	(0.23)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.24)	(0.26)	(1.41)	(1.92)	(0.23)
Net asset value, end of period	$12.70	$12.85	$10.85	$12.93	$16.60
Total return (%)[4]	0.75[5]	21.17	(4.60)	(12.51)	34.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$13	$11	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	0.92	0.92	0.90	0.94[7]
Expenses including reductions	0.91[7]	0.92	0.92	0.89	0.93[7]
Net investment income	2.37[7]	1.99	1.99	1.25	0.89[7]
Portfolio turnover (%)	46	72	105	81	122[8]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
9	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.82	$10.82	$12.91	$16.59	$12.59
Net investment income[3]	0.15	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.06)	2.05	(0.90)	(1.93)	4.12
Total from investment operations	0.09	2.27	(0.66)	(1.74)	4.24
Less distributions
From net investment income	(0.25)	(0.27)	(0.19)	(0.14)	(0.24)
From net realized gain	—	—	(1.24)	(1.80)	—
Total distributions	(0.25)	(0.27)	(1.43)	(1.94)	(0.24)
Net asset value, end of period	$12.66	$12.82	$10.82	$12.91	$16.59
Total return (%)[4]	0.77[5]	21.34	(4.56)	(12.48)	34.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$5	$1	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[7]	0.81	0.82	0.79	0.83[7]
Expenses including reductions	0.80[7]	0.81	0.81	0.78	0.82[7]
Net investment income	2.32[7]	2.01	2.16	1.31	1.05[7]
Portfolio turnover (%)	46	72	105	81	122[8]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Real Estate Securities Fund	10

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.82	$10.82	$12.91	$16.59	$12.05	$14.55
Net investment income[2]	0.15	0.23	0.25	0.18	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.06)	2.04	(0.92)	(1.93)	4.58	(1.55)
Total from investment operations	0.09	2.27	(0.67)	(1.75)	4.78	(1.31)
Less distributions
From net investment income	(0.24)	(0.27)	(0.18)	(0.13)	(0.24)	(0.29)
From net realized gain	—	—	(1.24)	(1.80)	—	(0.90)
Total distributions	(0.24)	(0.27)	(1.42)	(1.93)	(0.24)	(1.19)
Net asset value, end of period	$12.67	$12.82	$10.82	$12.91	$16.59	$12.05
Total return (%)[3]	0.81[4]	21.30	(4.60)	(12.51)	40.36	(9.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$215	$234	$226	$290	$371	$304
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.86	0.86	0.83	0.87	0.81
Expenses including reductions	0.84[5]	0.85	0.85	0.82	0.86	0.80
Net investment income	2.40[5]	2.11	2.22	1.19	1.45	1.86
Portfolio turnover (%)	46	72	105	81	122	133

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Real Estate Securities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Real Estate Securities Fund	12

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $2,046,093 and received $2,087,400 of cash collateral.
13	JOHN HANCOCK Real Estate Securities Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $710.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $25,584,642 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
| JOHN HANCOCK Real Estate Securities Fund	14

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$288
Class C	3
Class I	552
Class	Expense reduction
Class R6	$341
Class 1	9,717
Total	$10,901

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK Real Estate Securities Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $894 for the six months ended February 28, 2025. Of this amount, $133 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $761 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$8,343	$3,753
Class C	309	34
Class I	—	7,174
Class R6	—	164
Class 1	56,211	—
Total	$64,863	$11,125
| JOHN HANCOCK Real Estate Securities Fund	16

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	58,080	$749,915	159,924	$1,795,384
Distributions reinvested	8,794	107,988	11,159	126,765
Repurchased	(92,407)	(1,175,578)	(181,393)	(2,037,073)
Net decrease	(25,533)	$(317,675)	(10,310)	$(114,924)
Class C shares
Sold	23	$289	1,102	$13,532
Distributions reinvested	24	301	43	497
Repurchased	(3,971)	(52,087)	(2,720)	(29,438)
Net decrease	(3,924)	$(51,497)	(1,575)	$(15,409)
Class I shares
Sold	556,394	$7,170,737	1,136,088	$12,447,569
Distributions reinvested	3,114	38,211	14,235	161,426
Repurchased	(627,031)	(8,184,629)	(1,344,275)	(15,153,930)
Net decrease	(67,523)	$(975,681)	(193,952)	$(2,544,935)
Class R6 shares
Sold	497,474	$6,461,966	322,874	$3,639,845
Distributions reinvested	15,410	188,462	3,335	37,721
Repurchased	(60,157)	(768,261)	(60,013)	(674,046)
Net increase	452,727	$5,882,167	266,196	$3,003,520
Class 1 shares
Sold	298,304	$3,874,820	445,587	$4,973,088
Distributions reinvested	348,490	4,265,518	471,009	5,327,110
Repurchased	(1,933,400)	(24,619,871)	(3,563,553)	(39,277,216)
Net decrease	(1,286,606)	$(16,479,533)	(2,646,957)	$(28,977,018)
Total net decrease	(930,859)	$(11,942,219)	(2,586,598)	$(28,648,766)
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
17	JOHN HANCOCK Real Estate Securities Fund |

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $117,073,100 and $126,884,872, respectively, for the six months ended February 28, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	208,665	—	$2,114,350	$(26,950)	—	$21	$852	—	$2,087,421

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Real Estate Securities Fund	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278787	488SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
February 28, 2025

John Hancock
Small Cap Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 91.9%		$220,425,290
(Cost $190,317,907)
Consumer discretionary 3.8%		9,062,899
Automobile components 1.1%
Modine Manufacturing Company (A)	32,150	2,718,604
Hotels, restaurants and leisure 2.7%
Brinker International, Inc. (A)	27,040	4,457,003
Texas Roadhouse, Inc.	6,630	1,220,517
Wingstop, Inc.	2,840	666,775
Consumer staples 3.9%		9,249,031
Consumer staples distribution and retail 3.9%
Casey’s General Stores, Inc.	13,480	5,583,551
Sprouts Farmers Market, Inc. (A)	24,700	3,665,480
Energy 2.7%		6,540,932
Energy equipment and services 1.0%
Cactus, Inc., Class A	44,500	2,338,030
Oil, gas and consumable fuels 1.7%
Matador Resources Company	80,300	4,202,902
Financials 13.6%		32,727,740
Banks 3.1%
First Financial Bankshares, Inc.	198,500	7,475,510
Capital markets 10.5%
Hamilton Lane, Inc., Class A	24,600	3,845,472
Moelis & Company, Class A	101,300	7,155,832
Piper Sandler Companies	20,900	6,053,058
Stifel Financial Corp.	77,200	8,197,868
Health care 19.9%		47,667,310
Biotechnology 2.5%
Blueprint Medicines Corp. (A)	20,620	1,991,273
Insmed, Inc. (A)	41,340	3,371,277
Syndax Pharmaceuticals, Inc. (A)	30,930	483,745
Health care equipment and supplies 5.7%
Integer Holdings Corp. (A)	12,300	1,515,360
Lantheus Holdings, Inc. (A)	36,440	3,418,801
Merit Medical Systems, Inc. (A)	73,600	7,510,144
PROCEPT BioRobotics Corp. (A)	19,100	1,228,894
Health care providers and services 9.2%
HealthEquity, Inc. (A)	55,440	6,085,094
Option Care Health, Inc. (A)	157,523	5,277,021
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	2

	Shares	Value
Health care (continued)
Health care providers and services (continued)
RadNet, Inc. (A)	72,100	$3,999,387
The Ensign Group, Inc.	52,200	6,741,630
Pharmaceuticals 2.5%
Axsome Therapeutics, Inc. (A)	12,060	1,538,132
Intra-Cellular Therapies, Inc. (A)	27,100	3,474,220
Supernus Pharmaceuticals, Inc. (A)	32,200	1,032,332
Industrials 25.8%		61,945,455
Aerospace and defense 1.4%
Cadre Holdings, Inc.	67,800	2,279,436
Mercury Systems, Inc. (A)	26,980	1,198,182
Building products 1.4%
The AZEK Company, Inc. (A)	69,400	3,251,390
Commercial services and supplies 3.5%
ACV Auctions, Inc., Class A (A)	109,700	1,761,782
Casella Waste Systems, Inc., Class A (A)	59,650	6,681,993
Construction and engineering 1.1%
Sterling Infrastructure, Inc. (A)	21,260	2,704,485
Machinery 11.7%
Crane Company	40,200	6,552,198
Federal Signal Corp.	66,900	5,437,632
Mueller Water Products, Inc., Class A	208,903	5,381,341
RBC Bearings, Inc. (A)	20,100	7,219,920
SPX Technologies, Inc. (A)	23,930	3,485,405
Marine transportation 1.2%
Kirby Corp. (A)	28,000	2,918,160
Professional services 5.5%
ExlService Holdings, Inc. (A)	165,400	8,013,630
Exponent, Inc.	30,600	2,590,596
FTI Consulting, Inc. (A)	6,860	1,136,016
Innodata, Inc. (A)	25,290	1,333,289
Information technology 22.2%		53,231,923
Electronic equipment, instruments and components 5.0%
Badger Meter, Inc.	22,440	4,719,805
Novanta, Inc. (A)	20,900	3,022,976
OSI Systems, Inc. (A)	20,800	4,289,168
IT services 0.9%
Grid Dynamics Holdings, Inc. (A)	113,600	2,137,952
Semiconductors and semiconductor equipment 2.8%
Camtek, Ltd.	8,000	596,160
Credo Technology Group Holding, Ltd. (A)	51,500	2,841,770
3	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Nova, Ltd. (A)	14,080	$3,367,654
Software 13.5%
Agilysys, Inc. (A)	18,600	1,506,414
Alkami Technology, Inc. (A)	122,000	3,762,480
Clearwater Analytics Holdings, Inc., Class A (A)	242,500	7,541,750
CommVault Systems, Inc. (A)	24,770	4,224,771
Q2 Holdings, Inc. (A)	67,800	5,923,686
SPS Commerce, Inc. (A)	17,540	2,336,328
Varonis Systems, Inc. (A)	63,600	2,732,892

Vertex, Inc., Class A (A)	130,942	4,228,117
Exchange-traded funds 3.3%		$7,888,800
(Cost $7,977,663)
iShares Russell 2000 Growth ETF	28,500	7,888,800

	Yield (%)	Shares	Value
Short-term investments 0.5%			$1,235,408
(Cost $1,235,408)
Short-term funds 0.5%			1,235,408
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(B)	1,235,408	1,235,408

Total investments (Cost $199,530,978) 95.7%	$229,549,498
Other assets and liabilities, net 4.3%	10,268,131
Total net assets 100.0%	$239,817,629

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $213,285,495. Net unrealized appreciation aggregated to $16,264,003, of which $23,688,736 related to gross unrealized appreciation and $7,424,733 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $199,530,978)	$229,549,498
Dividends and interest receivable	183,125
Receivable for fund shares sold	275,196
Receivable for investments sold	10,494,614
Other assets	66,310
Total assets	240,568,743
Liabilities
Payable for investments purchased	674,179
Payable for fund shares repurchased	12,597
Payable to affiliates
Accounting and legal services fees	14,135
Transfer agent fees	3,074
Trustees’ fees	193
Other liabilities and accrued expenses	46,936
Total liabilities	751,114
Net assets	$239,817,629
Net assets consist of
Paid-in capital	$168,142,672
Total distributable earnings (loss)	71,674,957
Net assets	$239,817,629

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($32,898,709 ÷ 2,126,260 shares)[1]	$15.47
Class C ($243,858 ÷ 16,709 shares)[1]	$14.59
Class I ($1,228,210 ÷ 77,972 shares)	$15.75
Class R6 ($23,737,354 ÷ 1,492,657 shares)	$15.90
Class NAV ($181,709,498 ÷ 11,415,238 shares)	$15.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$1,138,170
Interest	3,711
Total investment income	1,141,881
Expenses
Investment management fees	1,864,304
Distribution and service fees	43,493
Accounting and legal services fees	43,740
Transfer agent fees	20,211
Trustees’ fees	5,874
Custodian fees	29,015
State registration fees	33,249
Printing and postage	8,562
Professional fees	35,688
Other	11,937
Total expenses	2,096,073
Less expense reductions	(18,988)
Net expenses	2,077,085
Net investment loss	(935,204)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	70,200,730
70,200,730
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(95,197,802)
(95,197,802)
Net realized and unrealized loss	(24,997,072)
Decrease in net assets from operations	$(25,932,276)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(935,204)	$(1,798,873)
Net realized gain	70,200,730	41,559,588
Change in net unrealized appreciation (depreciation)	(95,197,802)	72,892,928
Increase (decrease) in net assets resulting from operations	(25,932,276)	112,653,643
Distributions to shareholders
From earnings
Class A	(1,155,594)	—
Class C	(8,393)	—
Class I	(42,800)	—
Class R6	(891,082)	—
Class NAV	(14,230,261)	—
Total distributions	(16,328,130)	—
From fund share transactions	(190,357,066)	(68,407,338)
Total increase (decrease)	(232,617,472)	44,246,305
Net assets
Beginning of period	472,435,101	428,188,796
End of period	$239,817,629	$472,435,101
7	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.42	$13.63	$14.00	$27.21	$20.14	$16.62
Net investment loss[2]	(0.06)	(0.11)	(0.11)	(0.14)	(0.26)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.30)	3.90	(0.26)	(6.06)	8.17	3.67
Total from investment operations	(1.36)	3.79	(0.37)	(6.20)	7.91	3.52
Less distributions
From net investment income	(0.51)	—	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)	—
Total distributions	(0.59)	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$15.47	$17.42	$13.63	$14.00	$27.21	$20.14
Total return (%)[3,4]	(7.96)[5]	27.81	(2.64)	(29.82)	40.11	21.18
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$32	$22	$18	$21	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.31	1.32	1.30	1.28	1.31
Expenses including reductions	1.28[6]	1.30	1.31	1.29	1.28	1.30
Net investment loss	(0.75)[6]	(0.76)	(0.85)	(0.78)	(1.05)	(0.91)
Portfolio turnover (%)	69	177[7]	81	55	66	98

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	8

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$16.40	$12.92	$13.38	$26.48	$19.77	$16.44
Net investment loss[2]	(0.12)	(0.21)	(0.20)	(0.28)	(0.42)	(0.27)
Net realized and unrealized gain (loss) on investments	(1.22)	3.69	(0.26)	(5.81)	7.97	3.60
Total from investment operations	(1.34)	3.48	(0.46)	(6.09)	7.55	3.33
Less distributions
From net investment income	(0.39)	—	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)	—
Total distributions	(0.47)	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$14.59	$16.40	$12.92	$13.38	$26.48	$19.77
Total return (%)[3,4]	(8.31)[5]	26.93	(3.44)	(30.36)	39.06	20.26
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04[7]	2.06	2.07	2.05	2.03	2.06
Expenses including reductions	2.03[7]	2.05	2.06	2.04	2.03	2.05
Net investment loss	(1.51)[7]	(1.49)	(1.60)	(1.53)	(1.79)	(1.67)
Portfolio turnover (%)	69	177[8]	81	55	66	98

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
9	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.74	$13.85	$14.19	$27.43	$20.25	$16.67
Net investment loss[2]	(0.04)	(0.07)	(0.08)	(0.09)	(0.19)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.32)	3.96	(0.26)	(6.14)	8.21	3.69
Total from investment operations	(1.36)	3.89	(0.34)	(6.23)	8.02	3.58
Less distributions
From net investment income	(0.55)	—	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)	—
Total distributions	(0.63)	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$15.75	$17.74	$13.85	$14.19	$27.43	$20.25
Total return (%)[3]	(7.82)[4]	28.09	(2.40)	(29.69)	40.49	21.48
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$4	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.06	1.07	1.05	1.03	1.06
Expenses including reductions	1.03[6]	1.05	1.06	1.04	1.03	1.05
Net investment loss	(0.50)[6]	(0.52)	(0.58)	(0.54)	(0.78)	(0.65)
Portfolio turnover (%)	69	177[7]	81	55	66	98

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.92	$13.97	$14.30	$27.55	$20.32	$16.70
Net investment loss[2]	(0.03)	(0.07)	(0.07)	(0.06)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.34)	4.02	(0.26)	(6.18)	8.23	3.71
Total from investment operations	(1.37)	3.95	(0.33)	(6.24)	8.07	3.62
Less distributions
From net investment income	(0.57)	—	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)	—
Total distributions	(0.65)	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$15.90	$17.92	$13.97	$14.30	$27.55	$20.32
Total return (%)[3]	(7.81)[4]	28.27	(2.31)	(29.58)	40.60	21.68
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$21	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.95	0.96	0.94	0.93	0.94
Expenses including reductions	0.92[6]	0.94	0.95	0.93	0.92	0.94
Net investment loss	(0.39)[6]	(0.43)	(0.50)	(0.36)	(0.67)	(0.54)
Portfolio turnover (%)	69	177[7]	81	55	66	98

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
11	JOHN HANCOCK Small Cap Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$17.93	$13.98	$14.31	$27.56	$20.33	$16.71
Net investment loss[2]	(0.04)	(0.06)	(0.07)	(0.08)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.32)	4.01	(0.26)	(6.16)	8.23	3.71
Total from investment operations	(1.36)	3.95	(0.33)	(6.24)	8.07	3.62
Less distributions
From net investment income	(0.57)	—	—	—	—	—
From net realized gain	(0.08)	—	—	(7.01)	(0.84)	—
Total distributions	(0.65)	—	—	(7.01)	(0.84)	—
Net asset value, end of period	$15.92	$17.93	$13.98	$14.31	$27.56	$20.33
Total return (%)[3]	(7.80)[4]	28.25	(2.31)	(29.56)	40.58	21.66
Ratios and supplemental data
Net assets, end of period (in millions)	$182	$417	$401	$413	$657	$615
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.94	0.95	0.93	0.92	0.93
Expenses including reductions	0.92[5]	0.93	0.94	0.92	0.91	0.93
Net investment loss	(0.40)[5]	(0.39)	(0.49)	(0.41)	(0.66)	(0.53)
Portfolio turnover (%)	69	177[6]	81	55	66	98

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment of Axiom Investors LLC as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Dynamic Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Dynamic Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
13	JOHN HANCOCK Small Cap Dynamic Growth Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $1,285.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Small Cap Dynamic Growth Fund	14

For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $11,834,597 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
15	JOHN HANCOCK Small Cap Dynamic Growth Fund |

For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,458
Class C	14
Class I	54
Class	Expense reduction
Class R6	$1,016
Class NAV	16,446
Total	$18,988

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,115 for the six months ended February 28, 2025. Of this amount, $1,321 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,794 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $36 and $600 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Small Cap Dynamic Growth Fund	16

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$41,945	$18,864
Class C	1,548	174
Class I	—	704
Class R6	—	469
Total	$43,493	$20,211
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Fund	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$9,200,000	3	4.840%	$3,711
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	434,813	$7,457,563	842,476	$12,728,234
Distributions reinvested	69,686	1,155,400	—	—
Repurchased	(241,611)	(4,178,730)	(594,506)	(8,655,594)
Net increase	262,888	$4,434,233	247,970	$4,072,640
Class C shares
Sold	2,941	$47,581	12,523	$181,021
Distributions reinvested	536	8,393	—	—
Repurchased	(7,271)	(120,103)	(9,781)	(140,131)
Net increase (decrease)	(3,794)	$(64,129)	2,742	$40,890
17	JOHN HANCOCK Small Cap Dynamic Growth Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	19,845	$347,871	116,868	$1,802,721
Distributions reinvested	2,536	42,800	—	—
Repurchased	(19,804)	(351,906)	(362,801)	(5,228,670)
Net increase (decrease)	2,577	$38,765	(245,933)	$(3,425,949)
Class R6 shares
Sold	379,168	$6,731,243	1,224,201	$19,631,610
Distributions reinvested	1,599	27,237	—	—
Repurchased	(71,615)	(1,262,216)	(64,724)	(1,044,533)
Net increase	309,152	$5,496,264	1,159,477	$18,587,077
Class NAV shares
Sold	169,237	$2,883,388	1,268,357	$17,424,177
Distributions reinvested	834,619	14,230,261	—	—
Repurchased	(12,845,508)	(217,375,848)	(6,712,938)	(105,106,173)
Net decrease	(11,841,652)	$(200,262,199)	(5,444,581)	$(87,681,996)
Total net decrease	(11,270,829)	$(190,357,066)	(4,280,325)	$(68,407,338)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $283,783,823 and $500,342,647, respectively, for the six months ended February 28, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 75.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	14.7%
| JOHN HANCOCK Small Cap Dynamic Growth Fund	18

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	10.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	9.7%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.4%
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent Event
At its meeting held on March 27, 2025, the Board of Trustees of the Trust, of which John Hancock New Opportunities Fund (New Opportunities) is a series, voted to recommend that the shareholders of New Opportunities approve a reorganization, which is expected to be tax-free, of New Opportunities into the fund (the reorganization). A shareholder meeting is scheduled to be held on or about August 15, 2025 to obtain shareholder approval for the reorganization.
19	JOHN HANCOCK Small Cap Dynamic Growth Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278792	470SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Small Cap Value Fund
U.S. equity
February 28, 2025

John Hancock
Small Cap Value Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK SMALL CAP VALUE FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 96.6%		$223,871,876
(Cost $174,103,082)
Consumer discretionary 10.6%		24,595,201
Automobile components 3.8%
Patrick Industries, Inc.	24,314	2,202,848
The Goodyear Tire & Rubber Company (A)	374,426	3,538,326
Visteon Corp. (A)	34,750	3,013,520
Hotels, restaurants and leisure 1.2%
Wyndham Hotels & Resorts, Inc.	26,737	2,896,419
Household durables 2.5%
Century Communities, Inc.	33,952	2,357,287
Sonos, Inc. (A)	123,181	1,628,453
Tri Pointe Homes, Inc. (A)	55,944	1,771,187
Leisure products 1.0%
Malibu Boats, Inc., Class A (A)	68,213	2,276,950
Textiles, apparel and luxury goods 2.1%
Oxford Industries, Inc.	44,925	2,786,698
Steven Madden, Ltd.	64,761	2,123,513
Consumer staples 2.1%		4,765,706
Consumer staples distribution and retail 0.6%
Grocery Outlet Holding Corp. (A)	108,668	1,289,889
Household products 1.5%
Spectrum Brands Holdings, Inc.	44,884	3,475,817
Energy 5.3%		12,196,798
Energy equipment and services 1.2%
Atlas Energy Solutions, Inc. (B)	91,588	1,774,975
Valaris, Ltd. (A)	26,975	963,008
Oil, gas and consumable fuels 4.1%
Chord Energy Corp.	20,010	2,287,143
Gulfport Energy Corp. (A)	20,038	3,402,452
Sitio Royalties Corp., Class A	188,461	3,769,220
Financials 26.1%		60,592,471
Banks 18.7%
1st Source Corp.	57,264	3,716,434
Banc of California, Inc.	192,133	2,857,018
Bank OZK	98,365	4,722,503
Cadence Bank	113,704	3,770,425
Enterprise Financial Services Corp.	72,241	4,267,998
First Busey Corp.	175,769	4,216,698
First Interstate BancSystem, Inc., Class A	78,755	2,417,779
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP VALUE FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Whitney Corp.	78,572	$4,488,818
National Bank Holdings Corp., Class A	91,819	3,844,462
Seacoast Banking Corp. of Florida	166,959	4,721,601
Synovus Financial Corp.	84,022	4,359,061
Consumer finance 1.4%
Bread Financial Holdings, Inc.	59,455	3,210,570
Financial services 1.4%
HA Sustainable Infrastructure Capital, Inc.	118,104	3,393,128
Insurance 4.6%
Assured Guaranty, Ltd.	22,315	1,948,769
Fidelis Insurance Holdings, Ltd.	185,474	2,728,323
Kemper Corp.	44,383	2,999,403
ProAssurance Corp. (A)	187,307	2,929,481
Health care 3.5%		8,124,700
Health care equipment and supplies 2.6%
Haemonetics Corp. (A)	63,431	4,154,731
ICU Medical, Inc. (A)	12,768	1,868,341
Health care providers and services 0.9%
Acadia Healthcare Company, Inc. (A)	70,101	2,101,628
Industrials 18.6%		43,073,157
Building products 2.0%
American Woodmark Corp. (A)	22,182	1,377,059
Gibraltar Industries, Inc. (A)	48,095	3,160,322
Commercial services and supplies 2.2%
Brady Corp., Class A	39,843	2,887,422
Vestis Corp.	190,151	2,253,289
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (A)	74,788	2,206,246
Ground transportation 1.7%
Ryder System, Inc.	23,960	3,940,701
Machinery 5.8%
Alamo Group, Inc.	17,938	3,138,791
JBT Marel Corp.	27,858	3,677,256
Kennametal, Inc.	138,307	3,060,734
The Middleby Corp. (A)	21,658	3,582,450
Professional services 3.9%
Huron Consulting Group, Inc. (A)	18,082	2,756,782
ICF International, Inc.	15,759	1,249,058
Maximus, Inc.	19,374	1,263,185
Science Applications International Corp.	17,800	1,758,462
3	JOHN HANCOCK SMALL CAP VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Professional services (continued)
Verra Mobility Corp. (A)	90,459	$2,070,607
Trading companies and distributors 2.0%
Air Lease Corp.	97,888	4,690,793
Information technology 7.9%		18,422,904
Electronic equipment, instruments and components 6.6%
Belden, Inc.	26,560	2,922,397
Crane NXT Company	34,838	1,944,657
CTS Corp.	41,004	1,831,239
ePlus, Inc. (A)	38,160	2,456,741
Ingram Micro Holding Corp. (A)(B)	119,549	2,577,476
Knowles Corp. (A)	213,669	3,544,769
Software 1.3%
Progress Software Corp.	57,570	3,145,625
Materials 6.1%		14,224,771
Chemicals 4.7%
Axalta Coating Systems, Ltd. (A)	112,193	4,062,509
Element Solutions, Inc.	148,901	3,887,805
HB Fuller Company	41,473	2,353,178
Mativ Holdings, Inc.	78,475	530,491
Containers and packaging 1.4%
TriMas Corp.	165,485	3,390,788
Real estate 11.5%		26,584,338
Health care REITs 1.4%
Sabra Health Care REIT, Inc.	193,809	3,219,167
Hotel and resort REITs 1.5%
DiamondRock Hospitality Company	419,711	3,454,222
Industrial REITs 0.8%
LXP Industrial Trust	218,750	1,960,000
Residential REITs 3.3%
Centerspace	51,800	3,428,642
Independence Realty Trust, Inc.	188,365	4,106,357
Retail REITs 2.6%
Phillips Edison & Company, Inc.	93,832	3,490,550
The Macerich Company	144,275	2,602,721
Specialized REITs 1.9%
PotlatchDeltic Corp.	93,101	4,322,679
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SMALL CAP VALUE FUND	4

	Shares	Value
Utilities 4.9%		$11,291,830
Electric utilities 3.1%
IDACORP, Inc.	31,255	3,685,277
TXNM Energy, Inc.	64,510	3,370,648
Gas utilities 1.8%

ONE Gas, Inc.	56,366	4,235,905
Exchange-traded funds 3.2%		$7,459,613
(Cost $7,480,715)
Vanguard Small-Cap ETF	31,397	7,459,613

	Yield (%)	Shares	Value
Short-term investments 1.1%			$2,580,067
(Cost $2,580,007)
Short-term funds 1.1%			2,580,067
John Hancock Collateral Trust (C)	4.3522(D)	257,911	2,580,067

Total investments (Cost $184,163,804) 100.9%	$233,911,556
Other assets and liabilities, net (0.9%)	(2,045,106)
Total net assets 100.0%	$231,866,450

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $194,154,163. Net unrealized appreciation aggregated to $39,757,393, of which $48,248,356 related to gross unrealized appreciation and $8,490,963 related to gross unrealized depreciation.
5	JOHN HANCOCK SMALL CAP VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $181,583,797) including $2,517,545 of securities loaned	$231,331,489
Affiliated investments, at value (Cost $2,580,007)	2,580,067
Total investments, at value (Cost $184,163,804)	233,911,556
Dividends and interest receivable	316,667
Receivable for fund shares sold	26,836
Receivable for investments sold	47,106,844
Receivable for securities lending income	1,500
Receivable from affiliates	6,401
Other assets	41,757
Total assets	281,411,561
Liabilities
Due to custodian	440,794
Line of credit payable	45,000,000
Payable for fund shares repurchased	1,289,934
Payable upon return of securities loaned	2,580,000
Payable to affiliates
Accounting and legal services fees	17,418
Transfer agent fees	7,956
Trustees’ fees	231
Other liabilities and accrued expenses	208,778
Total liabilities	49,545,111
Net assets	$231,866,450
Net assets consist of
Paid-in capital	$156,309,714
Total distributable earnings (loss)	75,556,736
Net assets	$231,866,450

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($45,253,344 ÷ 2,799,284 shares)[1]	$16.17
Class I ($13,163,256 ÷ 812,241 shares)	$16.21
Class R6 ($34,552,268 ÷ 2,131,532 shares)	$16.21
Class NAV ($138,897,582 ÷ 8,582,444 shares)	$16.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.02

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	6

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$4,922,906
Interest	137,034
Securities lending	5,270
Total investment income	5,065,210
Expenses
Investment management fees	2,505,148
Distribution and service fees	71,646
Accounting and legal services fees	53,781
Transfer agent fees	61,002
Trustees’ fees	7,027
Custodian fees	43,388
State registration fees	36,403
Printing and postage	46,029
Professional fees	157,666
Other	64,343
Total expenses	3,046,433
Less expense reductions	(276,334)
Net expenses	2,770,099
Net investment income	2,295,111
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	49,063,335
Affiliated investments	1,380
49,064,715
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(71,919,288)
Affiliated investments	253
(71,919,035)
Net realized and unrealized loss	(22,854,320)
Decrease in net assets from operations	$(20,559,209)
7	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,295,111	$4,120,055
Net realized gain	49,064,715	42,005,067
Change in net unrealized appreciation (depreciation)	(71,919,035)	41,907,126
Increase (decrease) in net assets resulting from operations	(20,559,209)	88,032,248
Distributions to shareholders
From earnings
Class A	(3,731,823)	(4,388,338)
Class I	(4,983,221)	(6,084,684)
Class R6	(3,051,558)	(3,692,474)
Class NAV	(32,742,049)	(42,502,004)
Total distributions	(44,508,651)	(56,667,500)
From fund share transactions	(275,474,794)	(6,233,841)
Total increase (decrease)	(340,542,654)	25,130,907
Net assets
Beginning of period	572,409,104	547,278,197
End of period	$231,866,450	$572,409,104
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	8

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.61	$17.71	$20.26	$24.09	$16.01	$19.54
Net investment income[2]	0.04	0.07	0.09	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments	(1.06)	2.69	0.69	(1.26)	8.05	(2.78)
Total from investment operations	(1.02)	2.76	0.78	(1.16)	8.09	(2.74)
Less distributions
From net investment income	(0.06)	(0.08)	(0.14)	(0.03)	(0.01)	(0.12)
From net realized gain	(1.36)	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.42)	(1.86)	(3.33)	(2.67)	(0.01)	(0.79)
Net asset value, end of period	$16.17	$18.61	$17.71	$20.26	$24.09	$16.01
Total return (%)[3,4]	(5.64)[5]	16.46	5.04	(5.51)	50.56	(15.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$45	$48	$45	$39	$36	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[6]	1.43	1.43	1.41	1.41	1.47
Expenses including reductions	1.40[6]	1.39	1.39	1.39	1.39	1.46
Net investment income	0.51[6]	0.39	0.49	0.45	0.20	0.24
Portfolio turnover (%)	45	38	49	41	34	46

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.68	$17.77	$20.33	$24.17	$16.05	$19.58
Net investment income[2]	0.07	0.12	0.14	0.16	0.11	0.09
Net realized and unrealized gain (loss) on investments	(1.06)	2.70	0.69	(1.26)	8.07	(2.77)
Total from investment operations	(0.99)	2.82	0.83	(1.10)	8.18	(2.68)
Less distributions
From net investment income	(0.12)	(0.13)	(0.20)	(0.10)	(0.06)	(0.18)
From net realized gain	(1.36)	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.48)	(1.91)	(3.39)	(2.74)	(0.06)	(0.85)
Net asset value, end of period	$16.21	$18.68	$17.77	$20.33	$24.17	$16.05
Total return (%)[3]	(5.44)[4]	16.80	5.34	(5.24)	51.06	(14.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$63	$58	$62	$61	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[5]	1.13	1.13	1.11	1.11	1.17
Expenses including reductions	1.10[5]	1.09	1.09	1.09	1.08	1.16
Net investment income	0.78[5]	0.69	0.78	0.75	0.53	0.53
Portfolio turnover (%)	45	38	49	41	34	46

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	10

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.69	$17.78	$20.34	$24.19	$16.06	$19.59
Net investment income[2]	0.08	0.14	0.16	0.19	0.13	0.11
Net realized and unrealized gain (loss) on investments	(1.06)	2.70	0.69	(1.27)	8.08	(2.77)
Total from investment operations	(0.98)	2.84	0.85	(1.08)	8.21	(2.66)
Less distributions
From net investment income	(0.14)	(0.15)	(0.22)	(0.13)	(0.08)	(0.20)
From net realized gain	(1.36)	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.50)	(1.93)	(3.41)	(2.77)	(0.08)	(0.87)
Net asset value, end of period	$16.21	$18.69	$17.78	$20.34	$24.19	$16.06
Total return (%)[3]	(5.39)[4]	16.85	5.53	(5.16)	51.22	(14.69)
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$37	$33	$28	$25	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.02	1.02	1.01	1.00	1.05
Expenses including reductions	0.99[5]	0.98	0.98	0.98	0.98	1.04
Net investment income	0.92[5]	0.80	0.89	0.85	0.60	0.63
Portfolio turnover (%)	45	38	49	41	34	46

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK Small Cap Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$18.67	$17.76	$20.32	$24.17	$16.05	$19.57
Net investment income[2]	0.08	0.14	0.16	0.18	0.13	0.11
Net realized and unrealized gain (loss) on investments	(1.07)	2.70	0.69	(1.25)	8.07	(2.76)
Total from investment operations	(0.99)	2.84	0.85	(1.07)	8.20	(2.65)
Less distributions
From net investment income	(0.14)	(0.15)	(0.22)	(0.14)	(0.08)	(0.20)
From net realized gain	(1.36)	(1.78)	(3.19)	(2.64)	—	(0.67)
Total distributions	(1.50)	(1.93)	(3.41)	(2.78)	(0.08)	(0.87)
Net asset value, end of period	$16.18	$18.67	$17.76	$20.32	$24.17	$16.05
Total return (%)[3]	(5.44)[4]	16.96	5.49	(5.15)	51.20	(14.64)
Ratios and supplemental data
Net assets, end of period (in millions)	$139	$424	$412	$419	$695	$510
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[5]	1.01	1.01	1.00	0.99	1.04
Expenses including reductions	0.99[5]	0.97	0.97	0.97	0.97	1.03
Net investment income	0.91[5]	0.81	0.89	0.82	0.60	0.63
Portfolio turnover (%)	45	38	49	41	34	46

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Small Cap Value Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, which is expected to be tax-free, of the fund into John Hancock Small Cap Core Fund, a series of John Hancock Investment Trust (the reorganization). Shareholders of record as of January 30, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on April 3, 2025, during which shareholders approved the reorganization, which is expected to occur as of the close of business on or about April 25, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
13	JOHN HANCOCK Small Cap Value Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
| JOHN HANCOCK Small Cap Value Fund	14

lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $2,517,545 and received $2,580,000 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. During the six months ended February 28, 2025, the average daily loan balance for which loans were outstanding amounted to $35,818,182 and the weighted average interest rate was 5.33% for the fund. Interest expense, paid under the line of credit amounted to $31,250 and is included in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2025 were $1,555.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
15	JOHN HANCOCK Small Cap Value Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b)
| JOHN HANCOCK Small Cap Value Fund	16

brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$25,550
Class I	30,387
Class R6	19,892
Class	Expense reduction
Class NAV	$200,505
Total	$276,334

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,213 for the six months ended February 28, 2025. Of this amount, $5,475 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $27,738 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $173 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
17	JOHN HANCOCK Small Cap Value Fund |

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$71,646	$26,860
Class I	—	33,417
Class R6	—	725
Total	$71,646	$61,002
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$18,385,714	7	4.820%	$(17,230)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	316,234	$5,742,546	563,960	$9,747,557
Distributions reinvested	222,858	3,717,269	254,911	4,371,715
Repurchased	(313,909)	(5,644,605)	(765,793)	(13,135,675)
Net increase	225,183	$3,815,210	53,078	$983,597
Class I shares
Sold	189,109	$3,451,663	311,130	$5,368,776
Distributions reinvested	298,218	4,983,221	353,993	6,081,601
Repurchased	(3,068,401)	(51,621,047)	(532,331)	(9,100,048)
Net increase (decrease)	(2,581,074)	$(43,186,163)	132,792	$2,350,329
| JOHN HANCOCK Small Cap Value Fund	18

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	267,924	$4,939,371	547,891	$9,509,211
Distributions reinvested	182,478	3,049,205	214,815	3,690,523
Repurchased	(321,594)	(5,732,031)	(593,189)	(10,207,958)
Net increase	128,808	$2,256,545	169,517	$2,991,776
Class NAV shares
Sold	159,800	$2,873,965	1,448,073	$24,550,614
Distributions reinvested	1,962,953	32,742,049	2,478,251	42,502,004
Repurchased	(16,240,761)	(273,976,400)	(4,422,207)	(79,612,161)
Net decrease	(14,118,008)	$(238,360,386)	(495,883)	$(12,559,543)
Total net decrease	(16,345,091)	$(275,474,794)	(140,496)	$(6,233,841)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $227,401,880 and $531,004,671, respectively, for the six months ended February 28, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 60.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	20.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
19	JOHN HANCOCK Small Cap Value Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	257,911	$3,918,270	$65,490,302	$(66,830,138)	$1,380	$253	$5,270	—	$2,580,067

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Small Cap Value Fund	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278798	439SA 2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 4, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 4, 2025